UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09687

                 AllianceBernstein Disciplined Value Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
August 31, 2004 (unaudited)

Company                                                 Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS-96.1%

Health Care-25.2%
Biotechnology-1.5%
Applera Corp. - Applied Biosystems Group               400,000     $   7,616,000
                                                                   -------------

Drugs-10.7%
Forest Laboratories, Inc.(a)                           200,000         9,170,000
Pfizer, Inc.                                           600,000        19,602,000
Watson Pharmaceuticals, Inc.(a)                        152,000         4,186,080
Wyeth                                                  575,000        21,027,750
                                                                   -------------
                                                                      53,985,830
                                                                   -------------

Medical Products-4.3%
Boston Scientific Corp.(a)                             600,000        21,438,000
                                                                   -------------

Medical Services-8.7%
Anthem, Inc.(a)                                        100,000         8,124,000
HCA Healthcare Corp.                                   225,000         8,732,250
Health Management Associates, Inc. Cl.A                225,000         4,302,000
UnitedHealth Group, Inc.                               225,000        14,879,250
WellPoint Health Networks, Inc.(a)                      80,000         7,854,400
                                                                   -------------
                                                                      43,891,900
                                                                   -------------
                                                                     126,931,730
                                                                   -------------

Consumer Services-22.5%
Broadcasting & Cable-16.8%
Clear Channel Communications, Inc.                     442,600        14,831,526
Comcast Corp. Cl.A(a)                                  700,000        19,719,000
Time Warner, Inc.(a)                                 1,250,000        20,437,500
Viacom, Inc. Cl.B                                      550,000        18,320,500
Westwood One, Inc.(a)                                  500,000        11,220,000
                                                                   -------------
                                                                      84,528,526
                                                                   -------------

Restaurants & Lodging-0.3%
Wendy's International, Inc.                             45,300         1,556,961
                                                                   -------------

Retail - General Merchandise-5.4%
Bed Bath & Beyond, Inc.(a)                             100,000         3,742,000
Lowe's Cos., Inc.                                      180,000         8,946,000
The Home Depot, Inc.                                   400,000        14,624,000
                                                                   -------------
                                                                      27,312,000
                                                                   -------------
                                                                     113,397,487
                                                                   -------------


                                  1     ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Finance-22.4%
Banking - Money Center-4.0%
JPMorgan Chase & Co.                                   396,000        15,673,680
Wachovia Corp.                                         100,000         4,691,000
                                                                   -------------
                                                                      20,364,680
                                                                   -------------

Banking - Regional-3.6%
Bank of America Corp.                                  400,000        17,992,000
                                                                   -------------

Brokerage & Money Management-2.7%
Merrill Lynch & Co., Inc.                              175,000         8,937,250
Morgan Stanley                                          90,000         4,565,700
                                                                   -------------
                                                                      13,502,950
                                                                   -------------

Insurance-9.3%
ACE, Ltd. (Bermuda)                                    300,000        11,565,000
American International Group                           120,000         8,548,800
Axis Capital Holdings, Ltd. (Bermuda)                  500,000        11,935,000
The Allstate Corp.                                      92,100         4,348,041
XL Capital, Ltd. Cl.A                                  150,000        10,530,000
                                                                   -------------
                                                                      46,926,841
                                                                   -------------

Miscellaneous-2.8%
Citigroup, Inc.                                        300,000        13,974,000
                                                                   -------------
                                                                     112,760,471
                                                                   -------------

Consumer Staples-8.3%
Alcohol-1.7%
Diageo Plc (ADR) (United Kingdom)                      175,000         8,741,250
                                                                   -------------

Cosmetics-1.8%
Avon Products, Inc.                                    200,000         8,836,000
                                                                   -------------

Household Products-1.6%
The Procter & Gamble Co.                               140,000         7,835,800
                                                                   -------------

Tobacco-3.2%
Altria Group, Inc.                                     142,600         6,980,270
Loews Corp. - Carolina Group                           375,000         9,255,000
                                                                   -------------
                                                                      16,235,270
                                                                   -------------
                                                                      41,648,320
                                                                   -------------

Technology-6.6%
Computer Services-1.7%
Fiserv, Inc.(a)                                        250,000         8,695,000
                                                                   -------------

Computer Software-4.0%
Microsoft Corp.                                        750,000        20,475,000
                                                                   -------------


                                  2     ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Miscellaneous-0.9%
Molex, Inc. Cl.A                                       175,000         4,369,750
                                                                   -------------
                                                                      33,539,750
                                                                   -------------

Capital Goods-5.1%
Machinery-1.8%
Ingersoll-Rand Co. Cl.A (Bermuda)                      140,000         9,101,400
                                                                   -------------

Miscellaneous-3.3%
General Electric Co.                                   500,000        16,395,000
                                                                   -------------
                                                                      25,496,400
                                                                   -------------

Transportation-2.6%
Railroad-2.6%
Burlington Northern Santa Fe Corp.                     132,500         4,743,500
Union Pacific Corp.                                    150,000         8,566,500
                                                                   -------------
                                                                      13,310,000
                                                                   -------------

Energy-1.5%
Oil Service-1.5%
EnCana Corp. (Canada)                                  100,000         4,110,000
Nabors Industries, Ltd. (Barbados)(a)                   77,100         3,400,110
                                                                   -------------
                                                                       7,510,110
                                                                   -------------

Basic Industry-1.0%
Chemicals-1.0%
Air Products & Chemicals, Inc.                         100,000         5,238,000
                                                                   -------------

Consumer Manufacturing-0.9%
Building & Related-0.9%
American Standard Cos., Inc.(a)                        115,000         4,325,150
                                                                   -------------

Total Common Stocks
(cost $465,618,075)                                                  484,157,418
                                                                   -------------

                                                     Principal
                                                        Amount
                                                         (000)

SHORT-TERM INVESTMENT-1.7%
Time Deposit-1.7%
State Street Euro Dollar
0.85%, 9/01/04
(cost $8,698,000)                                   $    8,698         8,698,000
                                                                   -------------

Total Investments-97.8%
(cost $474,316,075)                                                  492,855,418
Other assets less liabilities-2.2%                                    11,119,439
                                                                   -------------

Net Assets-100%                                                    $ 503,974,857
                                                                   -------------

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt


                                  3     ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        EXHIBIT NO.     DESCRIPTION OF EXHIBIT

        11(a)(1)        Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

        11(a)(2)        Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Disciplined Value Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: October 28, 2004


                                       5